Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [Abstract]
Related party transactions
12.	Related party transactions

Due to related party

Due to a related party consists of the following:

		As of December 31,
Name	Related party relationship	2021	2022
		USD	USD
Qiaoling Lu	CEO and controlling shareholder of the Company	$161,020	$4,709
Total due to a related party		$161,020	$4,709

As of December 31, 2022 and 2021, the balance due to a related party in the amount of $ 4,709 and $ 161,020, respectively, was loan advance from the Company’s controlling shareholder and was used as working capital during the Company’s normal course of business.